Fair Value Measurement	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

17. FAIR VALUE MEASUREMENT

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, accounts receivable, net, deposits and other receivables, accounts payables, other payables and long-term payables.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company had no financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2024 and December 31, 2023.

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

As of June 30, 2024 and December 31, 2023, the fair value of cash and cash equivalents, accounts receivables, net, deposits and other receivables, accounts payables and other payables approximated their carrying values because of the short-term nature of these instruments.

The carrying amounts of long-term payables approximate their fair values as they are subject to interest rates close to the market rate of interests for similar arrangements with financial institutions.

On February 29, 2024, the Company measured the Warrants at the fair value (see Note 1).

Non-Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company’s non-financial assets accounted for at fair value on a recurring basis as of June 30, 2024, by level within the fair value hierarchy:

Description	Amount	Level 1	Level 2	Level 3
	US$’000	US$’000	US$’000	US$’000
Digital Assets	106,636	106,636	-	-

The Company had no other non-financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023.

Non-Financial Assets and liabilities measured at fair value on a Non-Recurring basis

For the six months ended June 30, 2023, the digital assets held at period end with a total carrying amount of US$22.26 million were written down to their fair value of US$18.34 million, resulting in an impairment charge of US$3.92 million, which represents the difference between the carrying value of the digital assets and their fair value. The Company estimated the fair value of the digital assets using Level 1 inputs based on the lowest intraday trading price of the digital assets on the Company’s principal market, Coinbase (the “Principal Market”). The Company calculates the impairment on digital assets using the lowest spot rate of the digital assets at any point of time during the day, whenever the carrying value of the Company’s digital assets exceeds the fair value of the digital assets.

No impairment was recorded for the six months ended June 30, 2024. The Company had no non-financial assets and liabilities that are measured at fair value on a non-recurring basis as of June 30, 2024.